CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Related party sales	$ 0	$ 904,777